Expense Example, No Redemption - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,788
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689